GOING CONCERN AND FINANCIAL POSITION	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND FINANCIAL POSITION

NOTE 2 – GOING CONCERN AND FINANCIAL POSITION

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $25,268,357 as of October 31, 2021 and has a working capital deficit at October 31, 2021 of $5,686,673. As of October 31, 2021, the Company only had cash and cash equivalents of $350,299 and approximately $1,836,000 of short-term debt in default. The short-term debt agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. Our current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan is to raise additional funds in the form of debt or equity in order to (a) grow the business through building up brand awareness and developing and launching a potentially much larger auto parts e-commerce web site, autoparts4less.com while (b) continuing to fund losses until such time as revenues can sustain the Company. However, there is no assurance that management will be successful in being able to continue to obtain additional funding. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 – GOING CONCERN AND FINANCIAL POSITION

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has an accumulated deficit of $20,381,977 as of January 31, 2021 and has a working capital deficit at January 31, 2021 of $4,344,055. As of January 31, 2021, the Company only had cash and cash equivalents of $277,664 and approximately $151,000 of short-term debt in default. The short-term debt agreements provide legal remedies for satisfaction of defaults, none of the lenders to this point have pursued their legal remedies. While the Company has continued to grow its revenues, at this time, the three months ended July 31, 2020 was only the first quarter the Company was able to achieve profitability from operations prior to interest and other expenses.  While the Company believes it will continue to build on the results achieved in that quarter, our current liquidity position raises substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan is to raise additional funds in the form of debt or equity in order to continue to fund losses until such time as revenues can sustain the Company. However, there is no assurance that management will be successful in being able to continue to obtain additional funding. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.